Consolidated Statements of Operations ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares
Operating revenues:
Revenue from customers	₨ 15,236	$ 208.3	₨ 12,958	₨ 9,926
Operating costs and expenses:
Cost of operations (exclusive of depreciation and amortization shown separately below)	1,261	17.2	1,146	869
General and administrative	2,988	40.9	2,422	1,306
Depreciation and amortization	3,202	43.8	2,860	2,137
Impairment loss	3,255	44.5
Total operating costs and expenses:	10,706	146.4	6,428	4,312
Operating income	4,530	61.9	6,530	5,614
Other expense, net:
Interest expense, net	8,410	114.8	7,962	5,022
Other (income) / expenses	18	0.2	(96)	(140)
Loss on foreign currency exchange, net	7	0.1	512	441
Total other expenses, net	8,435	115.1	8,378	5,323
Profit / (loss) before income tax	(3,905)	(53.2)	(1,848)	291
Income tax expense	(296)	(4.0)	(489)	(153)
Net profit / (loss)	(4,201)	(57.2)	(2,337)	138
Less: Net profit / (loss) attributable to non-controlling interest	5	0.1	(68)	60
Net profit / (loss) attributable to APGL equity Shareholders	₨ (4,206)	$ (57.3)	₨ (2,269)	₨ 78
Net profit / (loss) per share attributable to APGL equity Shareholders
Basic | (per share)	₨ (87.66)	$ (1.20)	₨ (52.71)	₨ 2.37
Diluted | (per share)	₨ (87.66)	$ (1.20)	₨ (52.71)	₨ 2.31
Shares used in computing basic and diluted per share amounts
Basic	47,979,581	47,979,581	43,048,026	33,063,832
Diluted	47,979,581	47,979,581	43,048,026	33,968,127